Investments - Mortgage Loans, Net (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 5,470	$ 5,500
Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	5,132	5,400
Commercial mortgage loans | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	5,058	5,178
Commercial mortgage loans | Commercial mortgage loans under development
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	74	222
Residential mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Mortgage loans, net of allowances	$ 338	$ 100